Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Details) - Liquidity risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies	55.00%	55.00%
Notes and bonds	$ 176,039
Loans from Banks	9,994
Derivative financial liabilities	(9,471)
Year two
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	4,306
Loans from Banks	7,784
Derivative financial liabilities	(1,161)
Year three
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	16,326
Loans from Banks	662
Derivative financial liabilities	(1,397)
Year four
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	11,498
Loans from Banks	734
Derivative financial liabilities	(1,307)
Year five
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	18,382
Loans from Banks	546
Derivative financial liabilities	(726)
Six years and not later than then years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	7,627
Loans from Banks	211
Derivative financial liabilities	(902)
Six years and thereafter
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	117,900
Loans from Banks	57
Derivative financial liabilities	$ (3,978)